DEBTS PAYABLE AND SENIOR SECURED NOTES - Future debt obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Future debt obligations (per year)
2025	$ 24,852
2026	357,139
2027	14,103
2028	2,176
2029	2,352
2030 and beyond	72,620
Total debt obligations	473,242
Debts payable
Future debt obligations (per year)
Total debt obligations	$ 179,992	$ 472,663	$ 480,206